Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Earnings Before Income Taxes and Provision For Income Taxes
Earnings before income taxes and provision for income taxes consisted of the following for the years ended December 31, 2012, 2011 and 2010:

(in millions)	2012	2011	2010
Earnings before income taxes	$12,987	$12,532	$10,324
Provision for income taxes:
United States federal:
Current	$226	$270	$157
Deferred	(61)	118	145
	165	388	302
State and local	—	—	1
Total United States	165	388	303
Outside United States:
Current	3,855	3,368	2,567
Deferred	(187)	(103)	(44)
Total outside United States	3,668	3,265	2,523
Total provision for income taxes	$3,833	$3,653	$2,826

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010
Balance at January 1,	$104	$95	$174
Additions based on tax positions related to the current year	9	17	18
Additions for tax positions of previous years	309	8	35
Reductions for tax positions of prior years	(1)	(8)	(125)
Reductions due to lapse of statute of limitations	—	(7)	(1)
Settlements	(297)	—	(6)
Other	—	(1)	—
Balance at December 31,	$124	$104	$95

Schedule of Unrecognized Tax Benefits and Liability for Contingent Income Taxes, Interest and Penalties
Unrecognized tax benefits and PMI’s liability for contingent income taxes, interest and penalties were as follows:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Unrecognized tax benefits	$124	$104	$95
Accrued interest and penalties	37	28	30
Tax credits and other indirect benefits	(72)	(55)	(58)
Liability for tax contingencies	$89	$77	$67

Schedule of Reasons Attributable to the Differences Between Effective Income Tax Rate and U.S. Federal Statutory Rate
The effective income tax rate on pre-tax earnings differed from the U.S. federal statutory rate for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
Foreign rate differences	(11.8)	(12.5)	(10.0)
Dividend repatriation cost	6.0	6.5	3.5
Reversal of tax reserves no longer required	—	—	(1.4)
Other	0.3	0.1	0.3
Effective tax rate	29.5%	29.1%	27.4%

Schedule of Temporary Differences of Tax Effects to Deferred Income Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities consisted of the following:

	At December 31,
(in millions)	2012	2011
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$279	$223
Accrued pension costs	262	193
Inventory	135	76
Accrued liabilities	150	145
Foreign exchange	52	—
Other	139	110
Total deferred income tax assets	1,017	747
Deferred income tax liabilities:
Trade names	(816)	(818)
Property, plant and equipment	(320)	(323)
Unremitted earnings	(845)	(897)
Foreign exchange	—	(31)
Total deferred income tax liabilities	(1,981)	(2,069)
Net deferred income tax liabilities	$(964)	$(1,322)